Submission	Apr. 28, 2025
Submission [Line Items]
Central Index Key	0000040533
Registrant Name	General Dynamics Corporation
Registration File Number	333-278794
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES